Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Financial Information [Line Items]
Face value of life insurance policies			$ 172	$ 157
Net cash surrender values			$ 95	$ 87
Depreciation expense as percentage of average depreciable property			2.70%	2.80%	3.40%
Aggregate amortization expenses	$ 15	$ 13	$ 52	$ 50	$ 57
Goodwill	$ 4,740		$ 4,740	$ 4,064
Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	15.00%		15.00%	13.00%
Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	11.00%		11.00%	10.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life			83 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life			9 years